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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa Street
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ronald J. krystyniak
         -------------------------------
Title:   Member
         -------------------------------
Phone:   (213) 891 6311
         -------------------------------

Signature, Place, and Date of Signing:

    /s/ Ronald J. Krystyniak           Los Angeles, CA      2/13/2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
                                 The Cypress Funds LLC
    28-                         Oakmont Corporation
       ---------------          ------------------------------------
    [Repeat as necessary.]

                                        9
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         2
                                        --------------------

Form 13F Information Table Entry Total:                   40
                                        --------------------

Form 13F Information Table Value Total:              654,468
                                        --------------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

   _______    28-                          The Cypress Funds LLC

   _______    28-                          Oakmont Corporation

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                             FORM 13F INFORMATION TABLE

                                                        VALUE              INVESTMENT          OTHER             VOTING
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)    SHARES   DISCRETION         MANAGERS         AUTHORITY
-------------------------  --------------  ---------  --------  ---------  ----------  ----------------------  ---------
AIRTRAN HOLDINGS INC           Common      00949P108    31,600  1,971,300    Other      Oakmont Corporation      Sole
AIRTRAN HOLDINGS INC           Common      00949P108    17,633  1,100,000    Other     The Cypress Funds LLC     Sole
AMERICA MOVIL -            Spon ADR L Shs  02364W105    18,621    636,400    Other      Oakmont Corporation      Sole
ADR SERIES L
AMERICA MOVIL -            Spon ADR L Shs  02364W105    17,108    584,700    Other     The Cypress Funds LLC     Sole
ADR SERIES L
BOEING CO                      Common      097023105    24,963    355,400    Other      Oakmont Corporation      Sole
BOEING CO                      Common      097023105    10,585    150,700    Other      The Cypress Funds LLC    Sole
BUILDING MATERIAL HOLDING      Common      120113105       329      4,819    Other      Oakmont Corporation      Sole
CAMECO CORPORATION             Common      13321L108    26,573    419,200    Other      Oakmont Corporation      Sole
CAMECO CORPORATION             Common      13321L108    14,104    222,500    Other     The Cypress Funds LLC     Sole
CATERPILLAR INC                Common      149123101    12,074    209,000    Other     The Cypress Funds LLC     Sole
COMPUGEN LTD                   Common      M25722105       523    122,825    Other      Oakmont Corporation      Sole
DELPHI FINANCIAL GROUP,        Common      247131105    21,723    472,143    Other      Oakmont Corporation      Sole
INC
ENCANA CORP                    Common      292505104    30,375    672,600    Other      Oakmont Corporation      Sole
ENCANA CORP                    Common      292505104     6,905    320,000    Other     The Cypress Funds LLC     Sole
FORMFACTOR                     Common      346375108     7,329    300,000    Other     The Cypress Funds LLC     Sole
FREEPORT MCMORAN               Common      35671D857     6,265    116,454    Other      Oakmont Corporation      Sole
COPPER & GOLD CL B
FREEPORT MCMORAN               Common      35671D857    13,773    256,000    Other     The Cypress Funds LLC     Sole
COPPER & GOLD CL B
HILTON HOTELS CORP             Common      432848109    18,466    765,900    Other      Oakmont Corporation      Sole
INCO LTD                       Common      453258402    10,971    251,800    Other     The Cypress Funds LLC     Sole
INVESTORS FINANCIAL            Common      461915100   131,819  3,579,121    Other      Oakmont Corporation      Sole
SERVICES CORP
INVESTORS FINANCIAL            Common      461915100    14,640    397,500    Other     The Cypress Funds LLC     Sole
SERVICES CORP
KANSAS CITY SOUTHERN           Common      485170302    18,178    744,100    Other      Oakmont Corporation      Sole
KANSAS CITY SOUTHERN           Common      485170302    10,527    430,900    Other     The Cypress Funds LLC     Sole
MANNKIND CORPORATION           Common      56400P201     1,576    140,000    Other      Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO        Common      582411104     7,003    354,236    Other      Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO      NOTE 6.00%    582411AB0     3,990  2,750,000    Other      Oakmont Corporation      Sole
MCMORAN EXPLORATION  CO        Common      582411104    16,310    825,000    Other     The Cypress Funds LLC     Sole
NEKTAR THERAPEUTIC             Common      640268108     3,679    223,500    Other      Oakmont Corporation      Sole
NEKTAR THERAPEUTIC             Common      640268108     5,786    351,500    Other     The Cypress Funds LLC     Sole
PALL CORP                      Common      696429307    10,744    400,000    Other     The Cypress Funds LLC     Sole
SEI INVESTMENTS CO             Common      784117103     2,494     67,400    Other      Oakmont Corporation      Sole
STRATUS PROPERTIES INC         Common      863167201     2,154     92,339    Other      Oakmont Corporation      Sole
SYNTROLEUM CORP                Common      871630109    65,887  7,294,240    Other      Oakmont Corporation      Sole
TIFFANY & CO                   Common      886547108       846     22,100    Other      Oakmont Corporation      Sole
TRANSOCEAN INC                 Common      G90078109    22,336    320,500    Other      Oakmont Corporation      Sole
TRANSOCEAN INC                 Common      G90078109    12,119    173,900    Other     The Cypress Funds LLC     Sole
UNIVISION COMMUNICATIONS       Common      914906102    11,630    395,700    Other      Oakmont Corporation      Sole
INC
UNIVISION COMMUNICATIONS       Common      914906102    13,605    462,900    Other     The Cypress Funds LLC     Sole
INC
VASOGEN INC                    Common      92232F103     6,065  2,958,700    Other      Oakmont Corporation      Sole
VASOGEN INC                    Common      92232F103     3,160  1,541,300    Other     The Cypress Funds LLC     Sole

                                                      --------
                                                       654,468
                                                      --------